Schedule I - Financial Information of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Net revenues	$ 254,063	$ 227,120	$ 192,863
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(192,034)	(167,520)	(130,862)
Gross profit	62,029	59,600	62,001
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(15,409)	(20,263)	(11,138)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(41,908)	(45,065)	(21,605)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(101,741)	(102,962)	(39,364)
Loss from operations	(38,970)	(43,107)	22,760
Income (loss) before provisions for income taxes	(38,258)	(42,848)	22,783
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,153	8,209	6,129
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	(38,422)	(32,596)	24,706
Parent Company
Statement
Net revenues	48	178	130
Cost of revenues (including share-based compensation of US$136, US$1,463 and US$278 in 2010, 2011 and 2012, respectively)	(545)	(1,622)	(300)
Gross profit	(497)	(1,444)	(170)
Selling and marketing expenses (including share-based compensation of US$354, US$7,427 and US$2,043 in 2010, 2011 and 2012, respectively)	(2,043)	(7,427)	(354)
General and administrative expenses (including share-based compensation of US2,434, US$10,476 and US$2,120 in 2010, 2011 and 2012, respectively)	(11,050)	(16,706)	(2,504)
Changes in fair value of contingent consideration for business acquisitions	(170)	(1,669)	(3,880)
Total operating expenses	(13,263)	(25,802)	(6,738)
Loss from operations	(13,760)	(27,246)	(6,908)
Other income (expenses), net	750	1,624	381
Loss on disposal of a subsidiary		(23)
Equity in earnings (losses) of subsidiaries	(27,536)	(15,179)	25,124
Income (loss) before provisions for income taxes	(40,546)	(40,824)	18,597
Net income (loss) attributable to Camelot Information Systems Inc.	(40,546)	(40,824)	18,597
Other comprehensive income, net of tax:
Change in cumulative foreign currency translation adjustments	2,124	8,228	6,109
Comprehensive income (loss) attributable to Camelot Information Systems Inc.	$ (38,422)	$ (32,596)	$ 24,706